Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities
10.	Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities

(a)	These captions are comprised of the following:

	2019	2018
	S/(000)	S/(000)
Other accounts receivable and other assets
Financial instruments
Other accounts receivable, net	393,254	440,531
Accounts receivable related to derivative financial instruments (b)	220,776	185,376
Assets for technical reserves for claims and premiums by reinsurers	77,430	147,891
Accounts receivable from sale of investments (c)	74,373	367,902
Operations in process (d)	45,613	54,428
Accounts receivable from reinsurers and coinsurers	19,061	39,875
Credit card commissions receivable	13,200	13,237
Insurance operations receivables, net	7,499	42,795

	851,206	1,292,035

Non-financial instruments
Investments in associates	72,301	63,233
Deferred charges	63,377	80,113
Prepaid Income Tax	25,270	19,860
Realizable assets, received as payment and seized through legal actions	22,446	3,657
Public works tax deduction	7,178	22,608
Prepaid rights to related entity, Note 27(f)	6,628	8,856
Value Added Tax credit (e)	2,732	5,517
Others	734	6,675

	200,666	210,519

Total	1,051,872	1,502,554

Other accounts payable, provisions and other liabilities
Financial instruments
Contract liability with investment component, Note 3.4(d)	465,542	298,382
Other accounts payable	436,331	471,412
Lease liabilities, Note 8(e)	341,836	—
Accounts payable related to derivative financial instruments (b)	222,305	154,116
Workers’ profit sharing and salaries payable	134,710	127,516
Operations in process (d)	132,982	116,717
Accounts payable for acquisitions of investments (c)	75,820	228,687
Allowance for indirect loan losses, Note 6(d.2)	39,694	62,051
Accounts payable to reinsurers and coinsurers	7,328	62,879

	1,856,548	1,521,760

Non-financial instruments
Taxes payable	76,423	101,085
Deferred income	55,348	59,482
Provision for other contingencies	50,931	46,506
Others	8,798	21,530

	191,500	228,603

Total	2,048,048	1,750,363

(b)
The following table presents, as of December 31, 2019 and 2018, the fair value of derivative financial instruments recorded as assets or liabilities, including their notional amounts. The notional gross amount is the nominal amount of the derivative’s underlying asset and it is the base over which changes in the fair value of derivatives are measured; see Note 18(a):

2019	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
Derivatives held for trading -
Forward exchange contracts			95,961	45,276	9,289,914	—	Between January 2020 and January 2021	—	—
Interest rate swaps			81,517	75,071	4,238,143	—	Between November 2020 and December 2029	—	—
Currency swaps			30,438	36,428	1,727,922	—	Between January 2020 and September 2026	—	—
Cross currency swaps			—	50,523	195,056	—	January 2023	—	—
Options			33	126	22,154	—	Between January 2020 and December 2020	—	—

			207,949	207,424	15,473,189	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(g)	12,827	8,225	1,461,474	(31,211)	January 2023	Corporate bonds	Bonds, notes and other obligations
Cross currency swaps (CCS)	13	(e)	—	2,821	497,100	(19,694)	October 2027	Senior bonds	Bonds, notes and other obligations
Interest rate swaps (IRS)	12	(f)	—	1,670	132,560	(285)	November 2020	Due to banks	Due to banks and correspondents
Interest rate swaps (IRS)	12	(g)	—	1,080	82,850	(289)	December 2020	Due to banks	Due to banks and correspondents
Interest rate swaps (IRS)	12	(h)	—	1,085	82,850	(287)	December 2020	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS) (ii)	13	(f)	—	—	—	1,097	—	—	—

			12,827	14,881	2,256,834	(50,669)

			220,776	222,305	17,730,023	(50,669)

2018	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
Derivatives held for trading -
Forward exchange contracts			20,009	21,529	5,177,208	—	Between January 2019 and February 2020	—	—
Interest rate swaps			19,249	19,854	2,018,220	—	Between November 2020 and December 2029	—	—
Currency swaps			48,452	48,915	909,114	—	Between January 2019 and January 2025	—	—
Cross currency swaps			—	59,683	198,529	—	January 2023	—
Options			628	1,956	234,780	—	Between January 2019 and June 2020	—	—

			88,338	151,937	8,537,851	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(g)	74,144	—	1,349,200	25,775	January 2023	Corporate bonds	Bonds, notes and other obligations
Cross currency swaps (CCS)	13	(e)	22,675	—	505,950	3,420	October 2027	Senior bonds	Bonds, notes and other obligations
Interest rate swaps (IRS)	12	(f)	—	1,002	134,920	(684)	November 2020	Due to banks	Due to banks and correspondents
Interest rate swaps (IRS)	12	(g)	—	589	84,325	(394)	December 2020	Due to banks	Due to banks and correspondents
Interest rate swaps (IRS)	12	(h)	—	588	84,325	(393)	December 2020	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)	13	(f)	219	—	67,460	2,562	October 2020	Senior bonds	Bonds, notes and other obligations

			97,038	2,179	2,226,180	30,286

			185,376	154,116	10,764,031	30,286

(i)	As of December 31, 2019 and 2018, certain derivative financial instruments required the establishment of collateral deposits; see Note 4(d).

(ii)
For the designated hedging derivatives mentioned in the table above, changes in fair values of hedging instruments completely offset the changes in fair values of hedged items; therefore, there has been no hedge ineffectiveness in 2019 and 2018. Also, during the year 2019, two hedges were discontinued for a total nominal value of US$20,000,000 because of the early redemption of the senior bonds denominated “5.750% Senior Notes due 2020”; see Note 13(f). During 2018, there were no discontinued hedges accounting.

(iii)
Derivatives held for trading are traded mainly to satisfy clients’ needs. The Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedging accounting requirements.

(iv)
The future effect of current cash flow hedges on the consolidated statement of income, net of the deferred Income Tax, which will be included in the caption “Net gain of financial assets at fair value through profit or loss” when realized, is presented below:

	As of December 31, 2019				As of December 31, 2018
	Up to 1 year	From 1 to 3 years	Over 5 years	Expected effect	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of income – Income (expense)	(2,891)	(492)	(19,375)	(22,758)	571	4,608	2,732	27,911

The transfer of net unrealized losses on cash flow hedges to the consolidated statement of income is presented in Note 16(d) and (e).

(v)	The gain (loss) for cash flow hedges reclassified to the consolidated statement of income for the year ended as of December 31, 2019 and 2018, is as follows:

	2019	2018
	S/(000)	S/(000)
Interest expenses from cash flow hedges	(85,431)	(58,792)
Interest income from cash flow hedges	61,338	44,795
Expenses for exchange differences from cash flow hedges	(167,780)	(17,850)
Income for exchange differences from cash flow hedges	137,508	84,765

	(54,365)	52,918

The following table shows hedging instruments that the Group uses in its cash flow hedges due to maturities:

December 31, 2019	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	1,461,474	497,100	1,958,574
Average interest rate in US Dollars	—	3.38%	—	—
Average interest rate in Soles	—	4.87%	1.88%	—
Average exchange rate Soles / US Dollars	—	3.26	3.24	—
Interest rate swaps (IRS)	298,260	—	—	298,260
Notional
Average interest rate in US Dollars	3.96%

December 31, 2018	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	1,416,660	505,950	1,922,610
Average interest rate in US Dollars	—	3.49%	—	—
Average interest rate in Soles	—	5.06%	1.88%	—
Average exchange rate Soles / US Dollars	—	3.26	3.24	—
Interest rate swaps (IRS)
Notional	—	303,570	—	303,570
Average interest rate in US Dollars	—	3.96%	—	—

(vi)	The following table shows the nominal value and the weighted average maturity of derivative financial instruments that are subject to the reform of the reference interest rate, see Note 3.2.2:

	Nominal value S/(000)	Average term (in years)
Position purchased (Libor is paid)
Interest rate swaps 3-month Libor	1,586,448	7.8
6-month Libor	314,073	10.3

	1,900,521

Cross currency swaps
6-month Libor	199,840	3.7

Total	2,100,361

Position sold (Libor is received)
Interest rate swaps 3-month Libor	1,497,632	8.5
6-month Libor	297,503	5.9

	1,795,135

Cross currency swaps
6-month Libor	231,980	3.6

Total	2,027,115

As of December 31, 2019, the Group does not present derivative financial instruments classified as hedge accounting that are subject to the interest rate benchmark reform; see Note 3.2.2.

(c)
As of December 31, 2019 and 2018, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month. As of said dates, the balance corresponds mainly to the purchase and sale of Sovereign Bonds issued by the Peruvian Government.

(d)
Operations in process include transactions made during the last days of the month and other types of similar transactions that are reclassified to their corresponding accounting accounts in the following month. These transactions do not affect the consolidated statement of income.

(e)	Corresponds mainly to the Value-Added Tax resulting from the purchase of goods devoted mostly to grant financial leasing loans, and which is recovered through the collection of the loans.